Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
April 30, 2022
T05-NPRT3-0622
1.9584810.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 16.8%
Biotechnology – 16.8%
2seventy bio, Inc. (a)	11,276	$ 151,775
4D Molecular Therapeutics, Inc. (a)	11,911	141,860
AbbVie, Inc.	875,549	128,600,637
ACADIA Pharmaceuticals, Inc. (a)	59,623	1,099,448
Agenus, Inc. (a)	107,451	198,784
Agios Pharmaceuticals, Inc. (a)	24,214	531,982
Akebia Therapeutics, Inc. (a)	88,080	36,571
Akero Therapeutics, Inc. (a)	7,621	79,944
Albireo Pharma, Inc. (a)	8,623	274,384
Alector, Inc. (a)	27,193	261,053
Aligos Therapeutics, Inc. (a)	12,577	14,841
Alkermes PLC (a)	80,398	2,319,482
Allakos, Inc. (a)	15,885	59,886
Allogene Therapeutics, Inc. (a)	38,107	318,193
Allovir, Inc. (a)	17,611	80,130
Alnylam Pharmaceuticals, Inc. (a)	59,294	7,911,598
ALX Oncology Holdings, Inc. (a)	3,678	47,005
Amgen, Inc.	278,970	65,053,014
Amicus Therapeutics, Inc. (a)	110,506	782,383
AnaptysBio, Inc. (a)	8,782	205,499
Anavex Life Sciences Corp. (a)	35,522	305,134
Anika Therapeutics, Inc. (a)	6,928	149,160
Annexon, Inc. (a)	11,345	28,930
Apellis Pharmaceuticals, Inc. (a)	37,850	1,647,611
Applied Molecular Transport, Inc. (a)	5,270	22,608
Applied Therapeutics, Inc. (a)	9,257	18,236
Arcturus Therapeutics Holdings, Inc. (a)	10,477	203,044
Arcus Biosciences, Inc. (a)	19,192	464,638
Arcutis Biotherapeutics, Inc. (a)	12,214	246,601
Arrowhead Pharmaceuticals, Inc. (a)	49,113	2,019,035
Atara Biotherapeutics, Inc. (a)	38,418	244,338
Aurinia Pharmaceuticals, Inc. (a)	55,651	572,649
Avid Bioservices, Inc. (a)	29,963	403,302
Avidity Biosciences, Inc. (a)	16,886	241,470
Beam Therapeutics, Inc. (a)	16,873	633,244
BioAtla, Inc. (a)	9,529	33,161
BioCryst Pharmaceuticals, Inc. (a)	89,211	828,770
Biogen, Inc. (a)	72,733	15,087,734
Biohaven Pharmaceutical Holding Co. Ltd. (a)	29,213	2,604,923
BioMarin Pharmaceutical, Inc. (a)	90,994	7,402,362
Bioxcel Therapeutics, Inc. (a)	9,454	123,942
Bluebird Bio, Inc. (a)	33,860	122,912
Blueprint Medicines Corp. (a)	27,888	1,627,265
Bolt Biotherapeutics, Inc. (a)	6,270	9,781
Bridgebio Pharma, Inc. (a)	29,189	234,096
C4 Therapeutics, Inc. (a)	6,135	52,577

	Shares	Value

CareDx, Inc. (a)	26,577	$ 809,004
Caribou Biosciences, Inc. (a)	11,848	87,675
Catalyst Pharmaceuticals, Inc. (a)	50,113	381,861
Celldex Therapeutics, Inc. (a)	18,704	571,407
CEL-SCI Corp. (a)	19,965	57,100
Cerevel Therapeutics Holdings, Inc. (a)	21,788	637,953
ChemoCentryx, Inc. (a)	24,123	445,311
Chimerix, Inc. (a)	33,266	146,370
Clovis Oncology, Inc. (a)	58,141	116,282
Coherus Biosciences, Inc. (a)	30,337	274,246
Cortexyme, Inc. (a)	8,003	29,291
Crinetics Pharmaceuticals, Inc. (a)	17,367	352,897
CRISPR Therapeutics AG (a)	30,337	1,505,322
Cue Biopharma, Inc. (a)	15,074	59,693
Cullinan Management, Inc. (a)	8,018	78,657
Curis, Inc. (a)	33,647	30,743
Cytokinetics, Inc. (a)	37,228	1,484,280
Deciphera Pharmaceuticals, Inc. (a)	19,878	201,165
Denali Therapeutics, Inc. (a)	39,374	937,101
DermTech, Inc. (a)	8,475	72,461
Dynavax Technologies Corp. (a)	59,884	528,776
Dyne Therapeutics, Inc. (a)	11,370	90,733
Eagle Pharmaceuticals, Inc. (a)	5,515	243,377
Editas Medicine, Inc. (a)	33,633	445,301
Emergent BioSolutions, Inc. (a)	23,598	764,103
Enanta Pharmaceuticals, Inc. (a)	9,227	594,219
Epizyme, Inc. (a)	68,583	44,263
Erasca, Inc. (a)	11,970	87,142
Essa Pharma, Inc. (a)	10,426	59,115
Exact Sciences Corp. (a)	85,575	4,710,904
Exelixis, Inc. (a)	156,890	3,504,923
Fate Therapeutics, Inc. (a)	37,855	1,081,139
FibroGen, Inc. (a)	40,558	377,189
Forma Therapeutics Holdings, Inc. (a)	8,204	62,022
G1 Therapeutics, Inc. (a)	13,932	71,610
Generation Bio Co. (a)	17,797	112,655
Geron Corp. (a)	117,572	165,777
Gilead Sciences, Inc.	621,230	36,863,788
Global Blood Therapeutics, Inc. (a)	28,738	882,257
Gossamer Bio, Inc. (a)	25,795	178,243
Halozyme Therapeutics, Inc. (a)	65,683	2,620,752
Heron Therapeutics, Inc. (a)	47,826	216,174
Homology Medicines, Inc. (a)	18,421	30,579
Horizon Therapeutics PLC (a)	106,663	10,512,705
Humacyte, Inc. (a)	25,439	180,108
Humanigen, Inc. (a)	23,480	44,142
Icosavax, Inc. (a)	5,824	42,224
Ideaya Biosciences, Inc. (a)	13,260	127,163
IGM Biosciences, Inc. (a)	3,671	61,453
Imago Biosciences, Inc. (a)	5,769	94,323

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
ImmunityBio, Inc. (a)	37,950	$ 137,759
ImmunoGen, Inc. (a)	98,657	476,513
Immunovant, Inc. (a)	21,108	97,308
Incyte Corp. (a)	92,706	6,949,242
Inhibrx, Inc. (a)	4,707	74,606
Inovio Pharmaceuticals, Inc. (a)	103,139	281,569
Insmed, Inc. (a)	58,674	1,289,068
Intellia Therapeutics, Inc. (a)	33,192	1,627,404
Intercept Pharmaceuticals, Inc. (a)	12,462	195,778
Invitae Corp. (a)	100,981	536,209
Ionis Pharmaceuticals, Inc. (a)	62,897	2,312,094
Iovance Biotherapeutics, Inc. (a)	62,075	940,436
Ironwood Pharmaceuticals, Inc. (a)	78,480	941,760
iTeos Therapeutics, Inc. (a)	6,967	185,949
IVERIC bio, Inc. (a)	39,765	550,745
Karuna Therapeutics, Inc. (a)	10,191	1,135,889
Karyopharm Therapeutics, Inc. (a)	33,564	204,740
Keros Therapeutics, Inc. (a)	6,284	333,115
Kiniksa Pharmaceuticals Ltd. Class A (a)	11,856	110,616
Kinnate Biopharma, Inc. (a)	5,361	40,047
Kodiak Sciences, Inc. (a)	15,312	92,178
Kronos Bio, Inc. (a)	8,274	39,136
Krystal Biotech, Inc. (a)	8,585	520,337
Kura Oncology, Inc. (a)	27,421	393,491
Kymera Therapeutics, Inc. (a)	13,972	438,022
Lexicon Pharmaceuticals, Inc. (a)	28,421	51,442
Ligand Pharmaceuticals, Inc. (a)	8,309	771,574
MacroGenics, Inc. (a)	23,752	169,827
Madrigal Pharmaceuticals, Inc. (a)	5,115	358,050
MannKind Corp. (a)	116,465	364,535
MeiraGTx Holdings PLC (a)	10,891	112,068
Mersana Therapeutics, Inc. (a)	27,865	96,970
Merus N.V. (a)	13,715	279,786
MiMedx Group, Inc. (a)	36,139	142,749
Mirati Therapeutics, Inc. (a)	19,161	1,183,958
Moderna, Inc. (a)	170,671	22,939,889
Monte Rosa Therapeutics, Inc. (a)	5,718	62,326
Morphic Holding, Inc. (a)	9,548	289,400
Myovant Sciences Ltd. (a)	18,192	169,368
Myriad Genetics, Inc. (a)	39,258	804,789
Natera, Inc. (a)	42,198	1,481,994
Neurocrine Biosciences, Inc. (a)	47,062	4,236,992
Nkarta, Inc. (a)	12,605	232,436
Novavax, Inc. (a)	35,608	1,604,853
Nurix Therapeutics, Inc. (a)	9,842	108,951
Ocugen, Inc. (a)	98,018	214,659
Olema Pharmaceuticals, Inc. (a)	4,873	12,426
Opko Health, Inc. (a)	219,641	593,031
Organogenesis Holdings, Inc. (a)	15,737	101,346

	Shares	Value

ORIC Pharmaceuticals, Inc. (a)	13,809	$ 45,846
Passage Bio, Inc. (a)	11,783	22,977
PMV Pharmaceuticals, Inc. (a)	5,510	79,840
Point Biopharma Global, Inc. (a)	17,788	151,376
Praxis Precision Medicines, Inc. (a)	10,745	87,035
Preciden, Inc. (a)	44,902	59,720
Precision BioSciences, Inc. (a)	22,531	44,837
Prelude Therapeutics, Inc. (a)	6,699	30,748
Prometheus Biosciences, Inc. (a)	5,749	151,199
Protagonist Therapeutics, Inc. (a)	21,130	192,072
Prothena Corp. PLC (a)	15,946	464,985
PTC Therapeutics, Inc. (a)	31,988	1,130,136
Radius Health, Inc. (a)	19,593	134,016
Rapt Therapeutics, Inc. (a)	9,205	139,272
Recursion Pharmaceuticals, Inc. (a)	19,618	121,632
Regeneron Pharmaceuticals, Inc. (a)	52,353	34,506,386
REGENXBIO, Inc. (a)	15,616	433,500
Relay Therapeutics, Inc. (a)	22,127	527,286
Repare Therapeutics, Inc. (a)	8,116	89,276
Replimune Group, Inc. (a)	10,283	172,446
REVOLUTION Medicines, Inc. (a)	24,015	479,580
Rhythm Pharmaceuticals, Inc. (a)	17,177	107,528
Rigel Pharmaceuticals, Inc. (a)	81,768	192,972
Rocket Pharmaceuticals, Inc. (a)	18,857	193,850
Rubius Therapeutics, Inc. (a)	19,885	33,009
Sage Therapeutics, Inc. (a)	26,569	837,455
Sana Biotechnology, Inc. (a)	18,549	140,045
Sangamo Therapeutics, Inc. (a)	60,834	252,461
Sarepta Therapeutics, Inc. (a)	41,012	2,965,988
Scholar Rock Holding Corp. (a)	11,727	82,910
Seagen, Inc. (a)	67,869	8,891,518
Seres Therapeutics, Inc. (a)	33,702	159,410
Shattuck Labs, Inc. (a)	7,207	27,675
Sorrento Therapeutics, Inc. (a)	140,020	211,430
SpringWorks Therapeutics, Inc. (a)	9,750	418,373
Stoke Therapeutics, Inc. (a)	6,313	91,160
Sutro Biopharma, Inc. (a)	15,796	94,934
Syndax Pharmaceuticals, Inc. (a)	20,408	342,242
Tango Therapeutics, Inc. (a)	19,431	143,012
Taysha Gene Therapies, Inc. (a)	8,356	30,583
TG Therapeutics, Inc. (a)	59,589	413,548
Travere Therapeutics, Inc. (a)	27,384	688,160
Turning Point Therapeutics, Inc. (a)	21,342	628,308
Twist Bioscience Corp. (a)	22,336	644,170
Ultragenyx Pharmaceutical, Inc. (a)	32,046	2,265,332
uniQure N.V. (a)	17,416	260,195
United Therapeutics Corp. (a)	22,162	3,935,085
Vanda Pharmaceuticals, Inc. (a)	27,199	269,814
Vaxart, Inc. (a)	60,458	210,394
Vaxcyte, Inc. (a)	10,035	242,947
VBI Vaccines, Inc. (a)	92,781	115,976
Veracyte, Inc. (a)	34,982	716,082
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Vericel Corp. (a)		20,051	$ 571,454
Vertex Pharmaceuticals, Inc. (a)		125,906	34,400,037
Verve Therapeutics, Inc. (a)		8,293	123,732
Viking Therapeutics, Inc. (a)		33,789	80,418
Vir Biotechnology, Inc. (a)		32,147	654,191
XBiotech, Inc.		8,688	67,419
Xencor, Inc. (a)		25,811	644,759
Xenon Pharmaceuticals, Inc. (a)		20,468	578,630
Y-mAbs Therapeutics, Inc. (a)		12,796	107,486
Zentalis Pharmaceuticals, Inc. (a)		11,119	294,876
ZIOPHARM Oncology, Inc. (a)		107,060	56,892
Zymeworks, Inc. (a)		24,851	151,840
TOTAL BIOTECHNOLOGY	475,261,865
HEALTH CARE EQUIPMENT & SUPPLIES – 22.7%
Health Care Equipment – 21.2%
Abbott Laboratories		875,745	99,397,057
ABIOMED, Inc. (a)		22,602	6,477,281
Accelerate Diagnostics, Inc. (a)		15,459	14,841
Alphatec Holdings, Inc. (a)		31,436	341,081
AngioDynamics, Inc. (a)		19,506	410,601
Aspira Women's Health, Inc. (a)		24,746	15,748
AtriCure, Inc. (a)		21,912	1,137,890
AxoGen, Inc. (a)		19,012	137,647
Axonics, Inc. (a)		17,378	900,528
Baxter International, Inc.		247,977	17,621,246
Becton Dickinson and Co.		140,675	34,773,453
Boston Scientific Corp. (a)		705,717	29,717,743
Butterfly Network, Inc. (a)		53,780	179,087
Cardiovascular Systems, Inc. (a)		19,585	366,239
CONMED Corp.		14,551	1,934,701
CryoLife, Inc. (a)		19,507	395,797
CryoPort, Inc. (a)		18,081	407,907
Cutera, Inc. (a)		7,524	408,628
Danaher Corp.		318,514	79,988,421
DexCom, Inc. (a)		47,990	19,607,754
Edwards Lifesciences Corp. (a)		309,214	32,708,657
Enovis Corp. (a)		22,873	1,483,772
Envista Holdings Corp. (a)		80,122	3,174,434
Glaukos Corp. (a)		23,416	1,107,343
Globus Medical, Inc. Class A (a)		39,276	2,600,857
Heska Corp. (a)		5,083	558,317
Hologic, Inc. (a)		124,625	8,971,754
IDEXX Laboratories, Inc. (a)		41,998	18,079,299
Inari Medical, Inc. (a)		10,085	813,859
Inogen, Inc. (a)		9,448	238,845
Insulet Corp. (a)		34,078	8,144,301
Integer Holdings Corp. (a)		16,478	1,238,651
Integra LifeSciences Holdings Corp. (a)		35,750	2,186,470
Intersect ENT, Inc. (a)		16,342	447,281

	Shares	Value

Intuitive Surgical, Inc. (a)	176,790	$ 42,305,847
iRhythm Technologies, Inc. (a)	14,693	1,812,675
LeMaitre Vascular, Inc.	9,527	411,662
LivaNova PLC (a)	26,652	2,043,142
Masimo Corp. (a)	26,004	2,937,672
Medtronic PLC	666,041	69,508,039
Mesa Laboratories, Inc.	2,653	566,760
Natus Medical, Inc. (a)	17,299	575,538
Nevro Corp. (a)	16,572	1,022,327
Novocure Ltd. (a)	46,388	3,552,393
NuVasive, Inc. (a)	25,853	1,329,878
Ortho Clinical Diagnostics Holdings PLC (a)	57,308	1,009,194
Orthofix Medical, Inc. (a)	10,213	316,603
Outset Medical, Inc. (a)	19,798	690,554
Penumbra, Inc. (a)	17,586	3,034,640
ResMed, Inc.	72,175	14,432,835
Senseonics Holdings, Inc. (a)	179,014	250,620
Shockwave Medical, Inc. (a)	15,767	2,382,867
SI-BONE, Inc. (a)	14,045	280,619
Sight Sciences, Inc. (a)	5,824	40,652
Steris PLC	49,513	11,093,388
Stryker Corp.	168,157	40,569,558
Surmodics, Inc. (a)	6,740	260,568
Tactile Systems Technology, Inc. (a)	9,750	164,580
Tandem Diabetes Care, Inc. (a)	31,480	3,037,190
Teleflex, Inc.	23,141	6,609,532
TransMedics Group, Inc. (a)	12,110	253,826
Treace Medical Concepts, Inc. (a)	7,833	153,527
Vapotherm, Inc. (a)	8,294	36,825
Varex Imaging Corp. (a)	19,339	383,879
ViewRay, Inc. (a)	66,269	176,938
Zimmer Biomet Holdings, Inc.	103,348	12,479,271
Zimvie, Inc. (a)	10,333	232,493
Zomedica Corp. (a)	443,015	109,425
Zynex, Inc.	12,089	77,007
		600,130,014
Health Care Supplies – 1.5%
Align Technology, Inc. (a)	37,050	10,741,166
Atrion Corp.	733	459,312
Avanos Medical, Inc. (a)	23,651	689,663
BioLife Solutions, Inc. (a)	11,980	151,787
Cerus Corp. (a)	85,402	394,557
DENTSPLY SIRONA, Inc.	108,735	4,348,313
Embecta Corp. (a)	27,983	851,523
Establishment Labs Holdings, Inc. (a)	9,315	659,129
Figs, Inc. Class A (a)	37,587	588,612
Haemonetics Corp. (a)	25,380	1,286,005
ICU Medical, Inc. (a)	10,023	2,144,822
Lantheus Holdings, Inc. (a)	33,195	2,204,480
Meridian Bioscience, Inc. (a)	20,174	516,253

Quarterly Report	4

Common Stocks – continued
		Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Merit Medical Systems, Inc. (a)		24,792	$ 1,537,352
Neogen Corp. (a)		53,056	1,400,678
OraSure Technologies, Inc. (a)		34,853	213,997
OrthoPediatrics Corp. (a)		6,715	302,712
Pulmonx Corp. (a)		9,692	233,577
Quidel Corp. (a)		18,384	1,849,798
Silk Road Medical, Inc. (a)		16,431	575,907
SmileDirectClub, Inc. (a)		50,309	93,072
STAAR Surgical Co. (a)		18,868	1,077,174
The Cooper Cos., Inc.		24,381	8,802,516
			41,122,405
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	641,252,419
HEALTH CARE PROVIDERS & SERVICES – 21.9%
Health Care Distributors – 1.9%
AdaptHealth Corp. (a)		38,304	484,929
AmerisourceBergen Corp.		77,273	11,690,632
Cardinal Health, Inc.		139,664	8,107,495
Covetrus, Inc. (a)		51,714	713,653
Henry Schein, Inc. (a)		68,465	5,552,511
McKesson Corp.		75,628	23,415,185
Owens & Minor, Inc.		35,318	1,253,436
Patterson Cos., Inc.		43,805	1,347,880
PetIQ, Inc. (a)		11,924	237,288
			52,803,009
Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (a)		41,978	2,849,467
Brookdale Senior Living, Inc. (a)		91,804	567,349
Cano Health, Inc. (a)		91,226	483,498
Community Health Systems, Inc. (a)		56,685	434,774
Encompass Health Corp.		49,345	3,396,416
Hanger, Inc. (a)		18,947	311,489
HCA Healthcare, Inc.		123,240	26,441,142
National HealthCare Corp.		6,527	444,228
Select Medical Holdings Corp.		52,836	1,194,622
Surgery Partners, Inc. (a)		17,530	896,835
Tenet Healthcare Corp. (a)		45,293	3,284,195
The Ensign Group, Inc.		25,719	2,066,007
The Joint Corp. (a)		6,987	213,243
The Pennant Group, Inc. (a)		12,973	212,627
Universal Health Services, Inc. Class B		36,259	4,442,815
US Physical Therapy, Inc.		6,476	672,015
			47,910,722
Health Care Services – 5.5%
1Life Healthcare, Inc. (a)		75,709	533,748
Accolade, Inc. (a)		17,957	99,841
Addus HomeCare Corp. (a)		8,122	684,522
Agiliti, Inc. (a)		16,109	317,992

		Shares	Value

Amedisys, Inc. (a)		16,121	$ 2,057,846
AMN Healthcare Services, Inc. (a)		23,482	2,295,365
Apollo Medical Holdings, Inc. (a)		15,040	548,659
Aveanna Healthcare Holdings, Inc. (a)		22,741	66,404
Castle Biosciences, Inc. (a)		10,396	232,247
Chemed Corp.		7,621	3,744,883
Cigna Corp.		164,136	40,505,482
CorVel Corp. (a)		4,812	746,245
Cross Country Healthcare, Inc. (a)		17,814	333,834
CVS Health Corp.		653,768	62,846,718
DaVita, Inc. (a)		32,837	3,558,546
Fulgent Genetics, Inc. (a)		9,692	531,897
Guardant Health, Inc. (a)		42,987	2,652,298
Hims & Hers Health, Inc. (a)		40,333	169,802
Laboratory Corp. of America Holdings (a)		47,393	11,387,590
LHC Group, Inc. (a)		14,899	2,470,999
MEDNAX, Inc. (a)		39,065	723,484
ModivCare, Inc. (a)		6,293	654,283
National Research Corp.		7,001	240,134
Oak Street Health, Inc. (a)		53,752	972,374
Option Care Health, Inc. (a)		62,336	1,862,600
Premier, Inc. Class A		60,607	2,194,579
Privia Health Group, Inc. (a)		34,299	754,235
Quest Diagnostics, Inc.		60,796	8,136,937
R1 RCM, Inc. (a)		61,979	1,395,767
RadNet, Inc. (a)		23,165	451,717
Signify Health, Inc. (a)		12,459	171,934
Tivity Health, Inc. (a)		20,222	649,733
			153,992,695
Managed Health Care – 12.8%
Alignment Healthcare, Inc. (a)		18,490	177,689
Anthem, Inc.		120,200	60,331,986
Centene Corp. (a)		288,967	23,276,292
Clover Health Investments Corp. (a)		146,864	395,064
HealthEquity, Inc. (a)		41,318	2,574,938
Humana, Inc.		63,644	28,293,577
Molina Healthcare, Inc. (a)		28,872	9,049,928
Progyny, Inc. (a)		27,001	1,038,189
UnitedHealth Group, Inc.		466,446	237,211,113
			362,348,776
TOTAL HEALTH CARE PROVIDERS & SERVICES	617,055,202
HEALTH CARE TECHNOLOGY – 1.5%
Health Care Technology – 1.5%
Allscripts Healthcare Solutions, Inc. (a)		59,576	1,230,840
American Well Corp. Class A (a)		32,072	100,385
Cerner Corp.		145,684	13,641,850
Certara, Inc. (a)		44,013	807,639
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Change Healthcare, Inc. (a)		114,558	$ 2,698,987
Computer Programs & Systems, Inc. (a)		7,024	224,206
Evolent Health, Inc. Class A (a)		44,565	1,226,429
Health Catalyst, Inc. (a)		22,360	372,070
HealthStream, Inc. (a)		12,500	238,750
Inspire Medical Systems, Inc. (a)		13,577	2,793,604
Multiplan Corp. (a)		65,862	291,769
NextGen Healthcare, Inc. (a)		29,678	559,430
Omnicell, Inc. (a)		21,789	2,378,705
OptimizeRx Corp. (a)		7,809	219,511
Phreesia, Inc. (a)		22,521	515,280
Schrodinger, Inc. (a)		24,247	599,386
Sema4 Holdings Corp. (a)		53,365	114,735
Simulations Plus, Inc.		7,909	369,034
Tabula Rasa HealthCare, Inc. (a)		11,471	38,657
Teladoc Health, Inc. (a)		71,419	2,411,105
Veeva Systems, Inc. Class A (a)		68,651	12,491,049
TOTAL HEALTH CARE TECHNOLOGY	43,323,421
LIFE SCIENCES TOOLS & SERVICES – 9.2%
Life Sciences Tools & Services – 9.2%
10X Genomics, Inc. Class A (a)		38,584	1,842,772
23andMe Holding Co. (a)		45,950	137,390
Adaptive Biotechnologies Corp. (a)		44,993	371,192
Agilent Technologies, Inc.		149,559	17,837,902
Avantor, Inc. (a)		271,895	8,668,013
Bionano Genomics, Inc. (a)		137,187	223,615
Bio-Rad Laboratories, Inc. Class A (a)		11,077	5,672,089
Bio-Techne Corp.		19,470	7,392,564
Bruker Corp.		52,857	3,038,749
Charles River Laboratories International, Inc. (a)		25,005	6,038,958
Codexis, Inc. (a)		29,008	348,966
Fluidigm Corp. (a)		35,735	94,698
Illumina, Inc. (a)		73,529	21,812,378
IQVIA Holdings, Inc. (a)		94,605	20,622,944
Maravai LifeSciences Holdings, Inc. Class A (a)		55,208	1,696,542
MaxCyte, Inc. (a)		32,224	178,521
Medpace Holdings, Inc. (a)		14,290	1,908,715
Mettler-Toledo International, Inc. (a)		11,369	14,524,239
NanoString Technologies, Inc. (a)		22,515	422,832
NeoGenomics, Inc. (a)		57,618	544,490
Pacific Biosciences of California, Inc. (a)		103,868	658,523
PerkinElmer, Inc.		56,210	8,240,948
Personalis, Inc. (a)		16,157	90,479
Quanterix Corp. (a)		14,613	324,262

		Shares	Value

Quantum-Si, Inc. (a)		40,259	$ 176,334
Repligen Corp. (a)		26,022	4,091,699
Seer, Inc. (a)		15,408	112,170
Sotera Health Co. (a)		41,800	851,884
Syneos Health, Inc. (a)		51,132	3,737,238
Thermo Fisher Scientific, Inc.		195,152	107,903,444
Waters Corp. (a)		30,191	9,148,477
West Pharmaceutical Services, Inc.		36,685	11,557,976
TOTAL LIFE SCIENCES TOOLS & SERVICES	260,271,003
PHARMACEUTICALS – 27.6%
Pharmaceuticals – 27.6%
Aclaris Therapeutics, Inc. (a)		21,743	267,874
Aerie Pharmaceuticals, Inc. (a)		21,899	155,702
Amneal Pharmaceuticals, Inc. (a)		47,317	182,644
Amphastar Pharmaceuticals, Inc. (a)		19,296	684,429
ANI Pharmaceuticals, Inc. (a)		5,624	165,964
Antares Pharma, Inc. (a)		77,269	430,002
Arvinas, Inc. (a)		19,641	1,079,666
Atea Pharmaceuticals, Inc. (a)		8,153	47,858
Axsome Therapeutics, Inc. (a)		11,946	379,285
Bristol-Myers Squibb Co.		1,099,280	82,742,806
Cara Therapeutics, Inc. (a)		22,369	195,058
Cassava Sciences, Inc. (a)		18,811	392,585
Catalent, Inc. (a)		84,868	7,685,646
Collegium Pharmaceutical, Inc. (a)		15,315	246,571
Corcept Therapeutics, Inc. (a)		54,792	1,178,576
Elanco Animal Health, Inc. (a)		211,385	5,350,154
Eli Lilly & Co.		402,701	117,641,043
Endo International PLC (a)		113,253	226,506
Fulcrum Therapeutics, Inc. (a)		12,624	121,443
Harmony Biosciences Holdings, Inc. (a)		9,024	406,441
Innoviva, Inc. (a)		30,894	527,052
Intra-Cellular Therapies, Inc. (a)		40,186	2,033,813
Jazz Pharmaceuticals PLC (a)		30,468	4,881,583
Johnson & Johnson		1,303,787	235,281,402
Merck & Co., Inc.		1,250,985	110,949,860
Nektar Therapeutics (a)		92,943	383,855
NGM Biopharmaceuticals, Inc. (a)		15,069	188,061
Nuvation Bio, Inc. (a)		53,506	249,338
Ocular Therapeutix, Inc. (a)		35,919	128,231
Omeros Corp. (a)		29,506	102,386
Oramed Pharmaceuticals, Inc. (a)		17,948	92,253
Organon & Co.		125,996	4,073,451
Pacira BioSciences, Inc. (a)		21,724	1,619,959
Perrigo Co. PLC		66,361	2,276,182
Pfizer, Inc.		2,779,788	136,404,197
Phathom Pharmaceuticals, Inc. (a)		6,944	89,855
Phibro Animal Health Corp. Class A		10,404	187,168
Pliant Therapeutics, Inc. (a)		6,374	37,352

Quarterly Report	6

Common Stocks – continued
		Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Prestige Consumer Healthcare, Inc. (a)		25,048	$ 1,369,124
Provention Bio, Inc. (a)		23,454	105,308
Reata Pharmaceuticals, Inc. Class A (a)		13,261	336,564
Relmada Therapeutics, Inc. (a)		11,720	294,289
Revance Therapeutics, Inc. (a)		33,350	546,273
Royalty Pharma PLC Class A		170,325	7,252,438
SIGA Technologies, Inc. (a)		22,674	155,770
Supernus Pharmaceuticals, Inc. (a)		26,573	741,387
Theravance Biopharma, Inc. (a)		26,503	255,754
Tilray, Inc. Class 2 (a)		221,305	1,102,099
Viatris, Inc.		599,593	6,193,796
Zoetis, Inc.		234,321	41,533,397
ZOGENIX, Inc.		23,800	16,184
TOTAL PHARMACEUTICALS	778,988,634
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.1%
Semiconductor Equipment – 0.1%
Brooks Automation, Inc.		36,777	2,756,804
TOTAL COMMON STOCKS (Cost $2,282,081,617)			2,818,909,348
Money Market Fund – 0.1%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $3,924,000)		3,924,000	$ 3,924,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,286,005,617)	2,822,833,348
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	2,553,833
NET ASSETS – 100.0%	$2,825,387,181

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $296,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2022	$ 465,325	$ (43,552)	$ (43,552)
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	41	June 2022	5,388,630	(194,929)	(194,929)
Total Equity Index Contracts					$ (238,481)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
9	Quarterly Report